Provisions - Schedule of Changes in Provision - Severance (Detail) - Retroactive unemployment plan [member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Beginning balance	$ 371	$ 472
Current services costs	108	13
Interest expense on obligations	24	36
Actuarial gains	(32)	(19)
Payments of benefits	(115)	(93)
Exchange differences	17	(38)
Ending balance	$ 373	$ 371